Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 56,363		$ 56,363		$ 8,034	$ (5,746)
Net cash collateral held	(13,704)		(13,704)		456	(1,360)
Net fair value of commodity derivatives on condensed consolidated balance sheet	42,659		42,659		8,490	(7,106)
Cross-commodity
Derivative contract information
Total Notional Units (Barrels)	(12,000)		(12,000)		140,000	430,000
Fair Value of Net Assets (Liabilities)	(1,283)		(1,283)		(1,876)	(10,208)
Crude oil fixed-price
Derivative contract information
Total Notional Units (Barrels)	(1,638,000)		(1,638,000)		(1,600,000)	(144,000)
Fair Value of Net Assets (Liabilities)	9,380		9,380		(2,796)	1,033
Crude oil index
Derivative contract information
Total Notional Units (Barrels)	2,195,000		2,195,000		3,598,000	(91,000)
Fair Value of Net Assets (Liabilities)	4,397		4,397		6,099	153
Propane fixed-price
Derivative contract information
Total Notional Units (Barrels)	1,238,000		1,238,000		60,000	(282,000)
Fair Value of Net Assets (Liabilities)	53		53		1,753	3,197
Refined products fixed-price
Derivative contract information
Total Notional Units (Barrels)	(4,475,000)		(4,475,000)		732,000
Fair Value of Net Assets (Liabilities)	38,712		38,712		560
Renewable products
Derivative contract information
Total Notional Units (Barrels)	(14,000)		(14,000)		106,000
Fair Value of Net Assets (Liabilities)	5,104		5,104		4,084
Other
Derivative contract information
Total Notional Units (Barrels)						8,000
Fair Value of Net Assets (Liabilities)					210	79
Commodity contracts
Derivative contract information
Net gains (losses) on derivatives	$ 55,981	$ (10,672)	$ 38,496	$ (17,881)	$ (43,655)	$ (4,381)	$ 5,676